Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 26,542	$ 564	$ 89
Accounts receivable, net	464,376
Prepaid expenses
Loans receivable		183,500
Total Current Assets	490,918	184,064	89
Goodwill	2,557,033
TOTAL ASSETS	3,047,951	184,064	89
CURRENT LIABILITIES
Accounts payable	899,989	84,141	77,857
Due to related parties	66,754	29,254	252,508
Accrued expenses	875,840	801,110	2,527,484
Notes payable	1,582,016	232,000	27,000
Notes payable - related parties	1,448,000	493,500	684,066
Total Current Liabilities	4,872,599	1,640,005	3,568,915
TOTAL LIABILITIES	4,872,599	1,640,005	3,568,915
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 200 shares authorized, 200 shares issued and outstanding
Common stock, $0.0001 par value; 50,000,000 shares authorized, 3,167,747 and 512,167 shares issued and outstanding, respectively	1,292	317	51
Additional paid-in capital	37,088,406	30,649,006	26,106,635
Accumulated deficit	(38,914,346)	(32,105,264)	(29,675,512)
Total Stockholders' Deficit	(1,824,648)	(1,455,941)	(3,568,826)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 3,047,951	$ 184,064	$ 89